OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

17. OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

The company’s organizational structure consists of global business unit and global regional leadership teams. The company’s ten operating units, which are also operating segments, follow its commercial and product-based activities and are based on engagement in business activities, availability of discrete financial information and review of operating results by the Chief Operating Decision Maker at the identified operating unit level.

Eight of the company’s ten operating units have been aggregated into three reportable segments based on similar economic characteristics and future prospects, nature of the products and production processes, end-use markets, channels of distribution and regulatory environment. The company’s reportable segments are Global Industrial, Global Institutional and Global Energy. The company’s two operating units that are primarily fee-for-service businesses have been combined into the Other segment and do not meet the quantitative criteria to be separately reported. The company reports the Other segment as a reportable segment as it considers information regarding its two underlying operating units as useful in understanding its consolidated results.

Our ten operating units are aggregated as follows:

Global Industrial — Includes the Water, Food & Beverage, Paper and Textile Care operating units. It provides water treatment and process applications, and cleaning and sanitizing solutions primarily to large industrial customers within the manufacturing, food and beverage processing, chemical, mining and primary metals, power generation, pulp and paper, and commercial laundry industries. The underlying operating units exhibit similar manufacturing processes, distribution methods and economic characteristics.

Global Institutional - Includes the Institutional, Specialty and Healthcare operating units. It provides specialized cleaning and sanitizing products to the foodservice, hospitality, lodging, healthcare, government and education and retail industries. The underlying operating units exhibit similar manufacturing processes, distribution methods and economic characteristics.

Global Energy - Includes the Energy operating unit. It serves the process chemicals and water treatment needs of the global petroleum and petrochemical industries in both upstream and downstream applications.

Other - Includes the Pest Elimination and Equipment Care operating units, which provide pest elimination and kitchen repair and maintenance. Its two operating units are primarily fee-for-service businesses.

Reportable Segment Information

Effective in the first quarter of 2014, the company made immaterial changes to its reportable segments, including the movement of certain customers between reportable segments to reflect its continued integration of businesses and consistency across its global markets and customers. In addition, the company’s management made immaterial changes to the way it measures and reports segment operating income by updating the internal allocations of certain supply chain and SG&A expenses related to its centralized functions.

The company evaluates the performance of its international operations within its reportable segments based on fixed currency exchange rates which eliminate the impact of exchange rate fluctuations on its international operations. The difference between the fixed currency exchange rates and the actual currency exchange rates is reported as “effect of foreign currency translation” in the following tables. All other accounting policies of the reportable segments are consistent with U.S. GAAP and the accounting policies of the company described in Note 2.

Fixed currency amounts for the “Previously Reported” values shown in the 2013 and 2012 sections of the following tables are based on translation into U.S. dollars at fixed foreign currency exchange rates established by management at the beginning of 2013. The “Changes in Currency Rates” column reflects the impact on previously reported values related to fixed currency exchange rates established by management at the beginning of 2014. The “Segment Changes” column reflects the segment changes discussed above. Presenting the “Revised” column at 2014 management rates was done to allow for consistent comparisons against 2014 results.

The following table presents net sales and operating income (loss) by reportable segment, including the impact of the preceding changes on previously reported 2013 and 2012 reportable segment values:

			2013				2012

			CHANGES IN				CHANGES IN
		PREVIOUSLY	CURRENCY	SEGMENT		PREVIOUSLY	CURRENCY	SEGMENT
MILLIONS	2014	REPORTED	RATES	CHANGES	REVISED	REPORTED	RATES	CHANGES	REVISED

Net Sales
Global Industrial	$4,886.7	$4,905.1	$(149.3)	$(13.0)	$4,742.8	$4,762.2	$(137.4)	$(10.7)	$4,614.1
Global Institutional	4,314.5	4,202.5	(55.4)	5.4	4,152.5	4,063.2	(48.2)	2.5	4,017.5
Global Energy	4,283.3	3,532.8	(113.1)	7.6	3,427.3	2,275.4	(60.2)	8.3	2,223.5
Other	750.3	715.0	(5.7)	—	709.3	736.3	(5.6)	(0.1)	730.6
Subtotal at fixed currency	14,234.8	13,355.4	(323.5)	—	13,031.9	11,837.1	(251.4)	—	11,585.7
Effect of foreign currency translation	45.7	(102.0)	323.5	—	221.5	1.6	251.4	—	253.0
Total reported net sales	$14,280.5	$13,253.4	$—	—	$13,253.4	$11,838.7	$—	$—	$11,838.7

Operating Income (Loss)
Global Industrial	$642.6	$637.3	$(27.1)	$(7.2)	$603.0	$569.5	$(22.9)	$(4.4)	$542.2
Global Institutional	821.2	764.5	(11.7)	15.4	768.2	700.7	(11.8)	14.1	703.0
Global Energy	634.9	492.1	(19.2)	(14.0)	458.9	360.7	(8.7)	(15.1)	336.9
Other	116.5	97.9	0.4	5.8	104.1	103.0	(0.9)	5.4	107.5
Corporate	(263.4)	(411.6)	2.5	—	(409.1)	(442.3)	—	—	(442.3)
Subtotal at fixed currency rates	1,951.8	1,580.2	(55.1)	—	1,525.1	1,291.6	(44.3)	—	1,247.3
Effect of foreign currency translation	3.2	(19.6)	55.1	—	35.5	(2.3)	44.3	—	42.0
Total reported operating income	$1,955.0	$1,560.6	$—	$—	$1,560.6	$1,289.3	$—	$—	$1,289.3

The profitability of the company’s operating units is evaluated by management based on operating income. The company has no intersegment revenues.

Consistent with the company’s internal management reporting, the Corporate segment includes intangible asset amortization specifically from the Nalco merger and in 2013 and 2012 certain integration costs for both the Nalco and Champion transactions. The Corporate segment also includes special (gains) and charges, as discussed in Note 3, reported on the Consolidated Statement of Income.

The company has an integrated supply chain function that serves all of its reportable segments. As such, asset and capital expenditure information by reportable segment has not been provided and is not available, since the company does not produce or utilize such information internally. In addition, although depreciation and amortization expense is a component of each reportable segment’s operating results, it is not discretely identifiable.

The company had one class of products which comprised 10% or more of consolidated net sales in any of the last three years. Sales of warewashing products were approximately 10% and 11% of consolidated net sales in 2013 and 2012, respectively.

The vast majority of the company’s revenue is driven by the sale of its chemical products, with any corresponding service generally considered incidental to the product sale. The exception to this is the Pest Elimination and Equipment Care operating units, which are within the Other segment and as previously noted, are primarily fee-for-service businesses. In addition, the Global Industrial, Global Institutional and Global Energy reportable segments derive a small amount of revenue directly from service offerings. All other service based revenue is insignificant.

Total service revenue at public exchange rates by reportable segment is shown below.

	Service Revenue

MILLIONS	2014	2013	2012
Global Industrial	$53.2	$51.9	$48.3
Global Institutional	31.1	27.0	23.8
Global Energy	294.1	179.3	156.0
Other	655.1	619.4	590.1

Geographic Information

Net sales and long-lived assets at public exchange rates by geographic region are as follows:

	Net Sales			Long-Lived Assets, net
MILLIONS	2014	2013	2012	2014	2013
United States	$7,233.6	$6,696.0	$5,865.3	$8,677.2	$8,755.8
EMEA	3,470.6	3,255.0	3,027.9	2,066.8	2,180.2
Asia Pacific	1,685.9	1,631.8	1,586.8	2,339.8	2,368.6
Latin America	1,177.4	1,022.6	849.7	779.8	832.4
Canada	713.0	648.0	509.0	732.0	801.1
Total	$14,280.5	$13,253.4	$11,838.7	$14,595.6	$14,938.1

Net sales by geographic region were determined based on origin of sale. Geographic data for long-lived assets is based on physical location of those assets. There were no sales from a single foreign country or individual customer that were material to the company’s consolidated net sales.